Consolidated Statements of Stockholders' (Deficit) Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Other Comprehensive Loss [Member] Change in Accounting Method Accounted for as Change in Estimate [Member]	Retained Earnings (Accumulated Deficit) [Member]	Retained Earnings (Accumulated Deficit) [Member] Change in Accounting Method Accounted for as Change in Estimate [Member]
Balance at Mar. 31, 2017	$ 846,473	$ 51	$ 846,807	$ (183,696)	$ (396,178)		$ 579,489
Balance (in shares) at Mar. 31, 2017		49,573,029
Change in pension accounting method	7,147					$ (39,861)		$ 39,861
Net loss	(431,546)						(431,546)
Foreign currency translation adjustment	28,529				28,529
Pension liability adjustment, net of income taxes	7,965				7,965
Change in fair value of derivatives	(2,013)				(2,013)
Change in fair value of foreign currency hedges, net of income taxes	(18)				(18)
Change in fair value of foreign currency hedges, net of income taxes	(2,031)
Cash dividends ($0.16 per share)	(7,943)						(7,943)
Share-based compensation	7,949		6,662	1,287
Share-based compensation, shares		56,548
Repurchase of restricted shares for minimum tax obligation	(483)			(483)
Repurchase of restricted shares for minimum tax obligation, shares		(19,361)
Employee stock purchase plan	1,621		(2,189)	3,810
Employee stock purchase plan, shares		59,632
Balance at Mar. 31, 2018	450,534	$ 51	851,280	(179,082)	(401,576)		179,861
Balance (in shares) at Mar. 31, 2018		49,669,848
Change in pension accounting method	6,314
Net loss	(327,146)						(327,146)
Foreign currency translation adjustment	10,077				10,077
Pension liability adjustment, net of income taxes	(123,260)				(123,260)
Change in fair value of foreign currency hedges, net of income taxes	(1,252)				(1,252)
Cash dividends ($0.16 per share)	(7,971)						(7,971)
Share-based compensation	10,259		(1,448)	11,707
Share-based compensation, shares		186,572
Repurchase of restricted shares for minimum tax obligation	(860)			(860)
Repurchase of restricted shares for minimum tax obligation, shares		(42,146)
Employee stock purchase plan	1,321		(3,354)	4,675
Employee stock purchase plan, shares		72,994
Other		$ 1	21,067	4,406			(25,474)
Balance at Mar. 31, 2019	(573,313)	$ 52	867,545	(159,154)	(516,011)		(765,745)
Balance (in shares) at Mar. 31, 2019		49,887,268
Adoption of ASC | ASC 606 [Member]	(585,015)						(585,015)
Change in pension accounting method	49,290
Net loss	(29,433)						(29,433)
Foreign currency translation adjustment	(13,439)				(13,439)
Pension liability adjustment, net of income taxes	(213,825)				(213,825)
Change in fair value of foreign currency hedges, net of income taxes	(3,173)				(3,173)
Cash dividends ($0.16 per share)	(8,078)						(8,078)
Share-based compensation	10,714		(5,508)	16,222
Share-based compensation, shares		264,658
Repurchase of restricted shares for minimum tax obligation	(1,442)			(1,442)
Repurchase of restricted shares for minimum tax obligation, shares		(69,601)
Employee stock purchase plan	950		(1,811)	2,761
Employee stock purchase plan, shares		45,061
Contribution of treasury shares to pension plan	50,000		(55,396)	105,396
Contribution of treasury shares to pension plan, shares		1,730,703
Balance at Mar. 31, 2020	(781,264)	$ 52	$ 804,830	$ (36,217)	$ (746,448)		(803,481)
Balance (in shares) at Mar. 31, 2020		51,858,089
Adoption of ASC | ASC 842 [Member]	$ (225)						$ (225)